Commitments and contingencies: Investment commitments (Details) $ in Thousands	Dec. 31, 2020 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 8,260,774
2021
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	5,460,586
2022
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	1,907,832
2023
Disclosure of non-adjusting events after reporting period [line items]
Contractual capital commitments	$ 892,356